FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign exchange rate risk sensitivity (Details) - Foreign exchange risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Australian dollar (AUD/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	$ (14)
Impact on profit (loss) for increase in risk variable		$ (5)	$ (4)
Impact on profit (loss) for 10% decrease in risk variable	17
Impact on profit (loss) for decrease in risk variable		7	5
Ghanaian cedi (GHS/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(7)
Impact on profit (loss) for increase in risk variable		(5)	(3)
Impact on profit (loss) for 10% decrease in risk variable	8
Impact on profit (loss) for decrease in risk variable		6	3
Tanzanian shilling (TZS/$) | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	11
Impact on profit (loss) for increase in risk variable		0	11
Impact on profit (loss) for 10% decrease in risk variable	$ (13)
Impact on profit (loss) for decrease in risk variable		$ 0	$ (14)